Accumulated Other Comprehensive Income (Loss) (Narrative) (Details) - Net change in unrecognized pension and post-retirement benefit costs - Restatement Adjustment $ in Millions	Jan. 01, 2018 CAD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ 37
AOCI, deferred taxes	15
AOCI, net of tax	$ 22